DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($)					1 Months Ended			12 Months Ended
	Dec. 14, 2021	Nov. 05, 2021	May 31, 2021	Sep. 24, 2020	Nov. 30, 2021	Oct. 31, 2021	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Issued capital								$ 803,618,000	$ 603,618,000
Cost of inventories recognised as expense during period								3,599,477,000	3,381,471,000	$ 3,838,433,000
Cost of Rendering Services								$ 82,126,000	63,813,000	71,945,000
Capital increase			$ 200,000,000	$ 250,000,000
Number of shares issued and fully paid			3,250,975	4,063,720				120,474,350
Dividends paid					$ 271,000,000	$ 200,000,000		$ 596,215,000	309,000	$ 1,390,000
Dividends paid, ordinary shares		$ 271,000					$ 182,040,000
Dividends paid, ordinary shares per share							$ 1.60870
Number of shares for dividends distribution							113,159,655
Distribution as a percentage of cash income								40.00%
Ordinary shares [member]
Statement [Line Items]
Issued capital								$ 803,618,000	$ 603,618,000
Number of shares issued and fully paid								120,474,350	117,223,375
Empresas Copec S.A. [Member]
Statement [Line Items]
Number of shares acquired by principal shareholder from minority shareholders	26,346
Number of shares issued and fully paid								120,474,249